UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 6.87%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 2.691% (LIBOR01M + 0.60%,
Floor 0.60%) 7/25/30 ●	1,452,361	$1,450,423
Series 2018-C02 2M1 2.741% (LIBOR01M + 0.65%,
Floor 0.65%) 8/25/30 ●	876,311	876,595
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA2 M2 4.691% (LIBOR01M + 2.60%)
12/25/27 ●	1,128,661	1,153,559
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.75% (LIBOR03M + 0.39%)
1/21/70 #●	1,500,000	1,501,266
Total Agency Collateralized Mortgage Obligations (cost $4,979,623)		4,981,843

Collateralized Debt Obligation – 0.92%
Monarch Grove CLO
Series 2018-1A AX 144A 3.06% (LIBOR03M + 0.70%)
1/25/28 #●	666,667	666,634
Total Collateralized Debt Obligation (cost $666,567)		666,634

Commercial Paper – 7.67%
Banks – 5.60%
Banco del Estado de Chile 1.947% 7/3/18 ≠	3,000,000	2,999,680
DZ Bank New York 1.89% 7/2/18 ≠	1,065,000	1,064,944
		4,064,624
Colleges & Universities – 1.38%
Dartmouth College 2.057% 8/16/18 ≠	500,000	498,640
University of Chicago 2.172% 9/7/18 ≠	500,000	497,910
		996,550
Consumer Discretionary – 0.69%
St. Joseph County 1.923% 7/9/18 ≠	500,000	499,720
		499,720
Total Commercial Paper (cost $5,561,061)		5,560,894

Corporate Bonds – 38.03%
Banks – 18.85%
Bank of America 3.359% (LIBOR03M + 1.00%) 4/24/23 ●	750,000	758,303
Bank of New York Mellon 2.20% 3/4/19	1,250,000	1,246,585
Citigroup 3.421% (LIBOR03M + 1.10%) 5/17/24 ●	1,500,000	1,508,512
Citizens Bank 2.20% 5/26/20	1,250,000	1,224,217
Fifth Third Bank 2.20% 10/30/20	1,500,000	1,466,444
Goldman Sachs Bank USA 3.20% 6/5/20	1,500,000	1,505,878
Goldman Sachs Group 3.919% (LIBOR03M + 1.60%)
11/29/23 ●	750,000	775,324

NQ-097 [6/18] 8/18 (566755)     1

Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banks (continued)
Huntington National Bank 2.375% 3/10/20	1,250,000	$1,233,841
JPMorgan Chase & Co. 3.26% (LIBOR03M + 0.90%)
4/25/23 ●	750,000	756,905
Morgan Stanley 3.583% (LIBOR03M + 1.22%) 5/8/24 ●	750,000	758,005
Santander UK 2.125% 11/3/20	1,000,000	971,016
UBS 144A 2.45% 12/1/20 #	1,500,000	1,468,151
		13,673,181
Basic Industry – 0.77%
Dow Chemical 8.55% 5/15/19	535,000	560,845
		560,845
Capital Goods – 1.70%
Fortive 1.80% 6/15/19	1,250,000	1,236,469
		1,236,469
Communications – 2.03%
Deutsche Telekom International Finance 144A
1.50% 9/19/19 #	1,500,000	1,472,191
		1,472,191
Consumer Cyclical – 1.73%
General Motors Financial 3.327% (LIBOR03M + 0.99%)
1/5/23 ●	1,250,000	1,254,870
		1,254,870
Consumer Non-Cyclical – 7.85%
BAT Capital 144A 2.297% 8/14/20 #	1,250,000	1,223,614
Bayer US Finance II 144A 3.50% 6/25/21 #	1,250,000	1,253,247
CVS Health 3.35% 3/9/21	1,250,000	1,249,332
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,970,009
		5,696,202
Electric – 1.70%
Dominion Energy 2.579% 7/1/20	1,250,000	1,231,955
		1,231,955
Insurance – 1.71%
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,238,077
		1,238,077
Natural Gas – 1.69%
Sempra Energy 1.625% 10/7/19	1,250,000	1,226,771
		1,226,771
Total Corporate Bonds (cost $27,823,350)		27,590,561

2     NQ-097 [6/18] 8/18 (566755)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 46.26%
American Express Credit Account Master Trust
Series 2017-2 A 2.523% (LIBOR01M + 0.45%)
9/16/24 ●	675,000	$680,968
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.35% (LIBOR01M + 0.32%)
5/15/23 #●	1,000,000	999,999
CARDS II Trust
Series 2016-1A A 144A 2.773% (LIBOR01M + 0.70%)
7/15/21 #●	2,500,000	2,500,637
CarMax Auto Owner Trust
Series 2018-1 A2B 2.223% (LIBOR01M + 0.15%)
5/17/21 ●	1,000,000	999,628
Chase Issuance Trust
Series 2016-A1 A 2.483% (LIBOR01M + 0.41%, Floor
0.41%) 5/17/21 ●	1,000,000	1,002,667
Series 2017-A1 A 2.373% (LIBOR01M + 0.30%)
1/18/22 ●	250,000	250,571
Series 2017-A2 A 2.473% (LIBOR01M + 0.40%)
3/15/24 ●	1,000,000	1,005,373
Chesapeake Funding II
Series 2017-2A A2 144A 2.523% (LIBOR01M + 0.45%,
Floor 0.45%) 5/15/29 #●	1,289,548	1,289,585
Series 2017-4A A2 144A 2.413% (LIBOR01M + 0.34%)
11/15/29 #●	2,000,000	1,997,835
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.704% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 ●	3,000,000	3,039,539
Discover Card Execution Note Trust
Series 2017-A5 A5 2.673% (LIBOR01M + 0.60%)
12/15/26 ●	3,300,000	3,333,898
Evergreen Credit Card Trust
Series 2017-1 A 144A 2.333% (LIBOR01M + 0.26%)
10/15/21 #●	800,000	800,717
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.643% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 ●	1,000,000	1,004,944
GMF Floorplan Owner Revolving Trust
Series 2016-1 A2 144A 2.923% (LIBOR01M + 0.85%)
5/17/21 #●	1,755,000	1,764,682
Hyundai Auto Lease Securitization Trust
Series 2017-B A2B 144A 2.353% (LIBOR01M + 0.28%,
Floor 0.28%) 12/16/19 #●	634,628	635,057
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.785% (LIBOR01M + 0.70%)
3/17/37 #●	1,990,431	1,984,961

NQ-097 [6/18] 8/18 (566755)     3

Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 2.773% (LIBOR01M + 0.70%,
Floor 0.75%) 5/17/21 #●	1,000,000	$1,004,752
Navistar Financial Dealer Note Master Owner Trust II
Series 2017-1 A 144A 2.871% (LIBOR01M + 0.78%)
6/27/22 #●	1,000,000	1,004,302
Nissan Master Owner Trust Receivables
Series 2017-C A 2.393% (LIBOR01M + 0.32%)
10/17/22 ●	1,500,000	1,500,899
PFS Financing
Series 2018-A A 144A 2.319% (LIBOR01M + 0.40%)
2/15/22 #●	2,000,000	1,998,118
Toyota Auto Receivables Owner Trust
Series 2017-C A2B 2.153% (LIBOR01M + 0.08%, Floor
0.08%) 7/15/20 ●	939,911	939,731
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.923% (LIBOR01M + 0.85%)
12/15/20 #●	1,000,000	1,001,152
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.573% (LIBOR01M + 0.50%)
11/15/22 #●	1,000,000	1,001,870
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	1,834,208	1,817,719
Total Non-Agency Asset-Backed Securities
(cost $33,512,893)		33,559,604

Total Value of Securities – 99.75%
(cost $72,543,494)		72,359,536

Receivables and Other Assets Net of Liabilities – 0.25%		184,247
Net Assets Applicable to 7,287,725 Shares Outstanding – 100.00%		$72,543,783

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $28,624,566, which represents 39.46% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

4     NQ-097 [6/18] 8/18 (566755)

(Unaudited)

Summary of abbreviations:
CLO – Collateralized Loan Obligation
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

NQ-097 [6/18] 8/18 (566755)     5

Notes
Delaware Investments Ultrashort Fund	June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Cash Reserve (Trust) - Delaware Investments Ultrashort Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using the methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-097 [6/18] 8/18 (566755)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 2
Securities
Assets:
Agency, Collateralized Debt Obligation &
Assets-Backed Securities	$39,208,081
Commercial Paper	5,560,894
Corporate Bonds	27,590,561
Total Value of Securities	$72,359,536

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-097 [6/18] 8/18 (566755)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: